Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income:
Sales to affiliated parties	$ 10,185	$ 8,459	$ 6,546
Expenses:
Other expenses with related parties	0	0	0
Jugos del valle, S.A.P.I. de C.V.
Expenses:
Purchases and other expenses with related party	4,763	3,718	3,234
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Expenses:
Purchases and other expenses with related party	2,718	2,841	2,841
Beta San Miguel
Expenses:
Purchases and other expenses with related party	722	917	724
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Expenses:
Purchases and other expenses with related party	989	843	577
Fountain Agua Mineral, LTDA
Expenses:
Purchases and other expenses with related party	1,143	638	0
Leao Alimentos e Bebidas, LTDA
Expenses:
Purchases and other expenses with related party	112	181	215
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Expenses:
Purchases and other expenses with related party	356	458	504
Instituto Tecnologico Y de Estudios Superiores de Monterrey AC
Expenses:
Donations to related party	0	1	110
Fundacion FEMSA AC
Expenses:
Donations to related party	0	285	173
Heineken Group
Income:
Sales to affiliated parties	0	0	2
Expenses:
Purchases of raw material, beer and operating expenses from Heineken	0	0	5,036
FEMSA
Expenses:
Purchases and other expenses with related party	7,196	9,547	10,129
The Coca-Cola Company
Expenses:
Purchases of concentrate from The Coca-Cola Company	54,502	46,461	43,717
Advertisement expense paid to The Coca-Cola Company	$ 948	$ 869	$ 545